ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at March 31, 2022 and December 31, 2021:

	2022	2021

Customer deposits	$7,493,608	$6,999,980
Other	89,152	7,551
Total accrued expenses and other current liabilities	$7,582,760	$7,007,531